Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 26, 2022
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2022
Effective on or about March 1, 2022 (the Effective Date), the Fund's name will change to Columbia Select Mid Cap Growth Fund.  Accordingly, on the Effective Date, all references in the Prospectus, Summary Prospectus and SAI to Columbia Mid Cap Growth Fund are hereby deleted and replaced with Columbia Select Mid Cap Growth Fund.  In addition, as of the Effective Date, the following changes described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following disclosure to the fourth paragraph:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add Focused Portfolio Risk to the lead-in paragraph and include the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 26, 2022
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2022
Effective on or about March 1, 2022 (the Effective Date), the Fund's name will change to Columbia Select Mid Cap Growth Fund.  Accordingly, on the Effective Date, all references in the Prospectus, Summary Prospectus and SAI to Columbia Mid Cap Growth Fund are hereby deleted and replaced with Columbia Select Mid Cap Growth Fund.  In addition, as of the Effective Date, the following changes described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following disclosure to the fourth paragraph:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add Focused Portfolio Risk to the lead-in paragraph and include the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.